Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500	12 Months Ended
Dec. 31, 2025
EBP-43-1301883-009 [ARSP]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500 [Text Block]
NOTE 7. RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

The following is a reconciliation of Net Assets Available for Benefits per the financial statements to the Form 5500 as of December 31, 2025:

	AT&T Retirement Savings Plan	AT&T Puerto Rico Retirement Savings Plan
Net Assets Available for Benefits per the financial statements	$45,745,042	$109,758
Distributions payable to participants	(10,504)	—
Net Assets Available for Benefits per the Form 5500	$45,734,538	$109,758

The following is a reconciliation of Net Assets Available for Benefits per the financial statements to the Form 5500 as of December 31, 2024:

	AT&T Retirement Savings Plan	AT&T Puerto Rico Retirement Savings Plan
Net Assets Available for Benefits per the financial statements	$43,121,795	$99,901
Distributions payable to participants	(5,869)	—
Net Assets Available for Benefits per the Form 5500	$43,115,926	$99,901

 Distributions payable to participants are recorded on the Form 5500 for benefit claims that have been processed and approved for payment prior to December 31, but not yet paid as of that date. The following is a reconciliation of distributions to participants per the financial statements to the Form 5500 for the year ended December 31, 2025:

	AT&T Retirement Savings Plan	AT&T Puerto Rico Retirement Savings Plan
Distributions to participants per the financial statements	$5,416,544	$6,576
Distributions payable to participants at December 31, 2024	(5,869)	—
Distributions payable to participants at December 31, 2025	10,504	—
Distributions to participants per the Form 5500	$5,421,179	$6,576

EBP-43-1301883-011 [PRRSP]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500 [Text Block]
NOTE 7. RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

The following is a reconciliation of Net Assets Available for Benefits per the financial statements to the Form 5500 as of December 31, 2025:

	AT&T Retirement Savings Plan	AT&T Puerto Rico Retirement Savings Plan
Net Assets Available for Benefits per the financial statements	$45,745,042	$109,758
Distributions payable to participants	(10,504)	—
Net Assets Available for Benefits per the Form 5500	$45,734,538	$109,758

The following is a reconciliation of Net Assets Available for Benefits per the financial statements to the Form 5500 as of December 31, 2024:

	AT&T Retirement Savings Plan	AT&T Puerto Rico Retirement Savings Plan
Net Assets Available for Benefits per the financial statements	$43,121,795	$99,901
Distributions payable to participants	(5,869)	—
Net Assets Available for Benefits per the Form 5500	$43,115,926	$99,901

 Distributions payable to participants are recorded on the Form 5500 for benefit claims that have been processed and approved for payment prior to December 31, but not yet paid as of that date. The following is a reconciliation of distributions to participants per the financial statements to the Form 5500 for the year ended December 31, 2025:

	AT&T Retirement Savings Plan	AT&T Puerto Rico Retirement Savings Plan
Distributions to participants per the financial statements	$5,416,544	$6,576
Distributions payable to participants at December 31, 2024	(5,869)	—
Distributions payable to participants at December 31, 2025	10,504	—
Distributions to participants per the Form 5500	$5,421,179	$6,576